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For Internal Use Only
Sec File No. 9-

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RECEIVED
2013 MAR 15 PM 3:12
SEC / TM

13005262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trad[ing a New]
Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **EDGX Exchange, Inc.**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Global X Management Company LLC**	
3. Class of New Derivative Securities Product: **Investment Company Unit**	
4. Name of Underlying Instrument: **DIV: INDXX SuperDividend U.S. Low Volatility Index**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The 1 index referred to in item 4 above is Narrow-Based**	
6. Ticker Symbol(s) of New Derivative Securities Product: **DIV**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **DIV: AMEX, ARCA, NASDAQ, NYSE** ***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***	
8. Settlement Methodology of New Derivative Securities Product: **T+3, Physical Settlement**	
9. Position Limits of New Derivative Securities Product (if applicable): **Not Applicable**	

Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form:	**Jeffrey S. Rosenstrock**
Title:	**General Counsel**
Telephone Number:	**201-942-8295**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**March 12, 2013**

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: MAR 15 2013